5. Acquisition of SDA Mill (Details - Pro forma) - SDA Mill [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Net sales pro forma	$ 305,272
Operating expenses	2,995,145
Net loss pro forma	$ (2,689,873)